Financial Instrument Risk Management - Contractual and Scheduled Maturities of Debt Securities, Mortgages, and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	$ 162,948	$ 157,035	$ 174,499
Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	75,493	75,902
Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	4,776	3,760
Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	15,035	16,891
Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	11,712	12,858
Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	43,970	42,393
Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	14,145	14,421
Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	40,455	36,832
FVTPL | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	61,180	59,357
FVTPL | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,697	1,629
FVTPL | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	8,763	8,983
FVTPL | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	9,513	9,488
FVTPL | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	41,207	39,257
FVTPL | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	12,060	11,952
FVTPL | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	852	1,009
FVTPL | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	5,605	4,631
FVTPL | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3,510	4,068
FVTPL | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,093	2,244
FVTPL | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	38,492	35,256
FVTPL | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,285	2,464
FVTPL | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	6,768	6,028
FVTPL | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	9,177	7,797
FVTPL | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	20,262	18,967
FVOCI | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	14,313	16,545
FVOCI | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3,079	2,131
FVOCI | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	6,272	7,908
FVOCI | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,199	3,370
FVOCI | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,763	3,136
FVOCI | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	291	528
FVOCI | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	58	251
FVOCI | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	222	266
FVOCI | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	8	11
FVOCI | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3	0
FVOCI | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,657	1,276
FVOCI | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	257	178
FVOCI | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	966	789
FVOCI | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	401	288
FVOCI | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	33	21
Amortized cost | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,795	1,941
Amortized cost | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	171	78
Amortized cost | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,129	1,152
Amortized cost | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	495	711
Amortized cost | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	0	0
Amortized cost | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	316	300
Amortized cost | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	126	156
Amortized cost | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	163	125
Amortized cost | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	27	19
Amortized cost | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	0	0
Gross carrying value | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	14,146	14,421
Gross carrying value | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,081	1,338
Gross carrying value | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	6,956	6,049
Gross carrying value | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	4,013	4,790
Gross carrying value | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,096	2,244
Gross carrying value | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	40,465	36,832
Gross carrying value | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,668	2,798
Gross carrying value | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	7,897	6,942
Gross carrying value | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	9,605	8,104
Gross carrying value | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	$ 20,295	$ 18,988